Future Minimum Lease Payments under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013	$ 2,009
2014	1,925
2015	2,025
2016	1,336
2017
Total	$ 7,295